Leases - Summary of Future Lease Payments for the Lease Contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis Of Lease Payments Of Lessee [Line Items]
Future lease payments under the lease contracts	₩ 378,909	₩ 355,933
Within one year
Disclosure Of Maturity Analysis Of Lease Payments Of Lessee [Line Items]
Future lease payments under the lease contracts	206,798	170,781
After one year but within five years
Disclosure Of Maturity Analysis Of Lease Payments Of Lessee [Line Items]
Future lease payments under the lease contracts	146,755	152,145
After five years
Disclosure Of Maturity Analysis Of Lease Payments Of Lessee [Line Items]
Future lease payments under the lease contracts	₩ 25,356	₩ 33,007